Contractual Commitments: (Details Textual) (USD $)	0 Months Ended	1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended		1 Months Ended
	Sep. 04, 2014 sqft	Jun. 30, 2014	Jan. 23, 2014	Feb. 28, 2013	Sep. 30, 2014	Dec. 31, 2013	Jan. 31, 2014	Oct. 30, 2013	Sep. 12, 2014	Jul. 16, 2014	Feb. 28, 2013	Jul. 23, 2014	Feb. 25, 2013	Jun. 30, 2013
Contractual Commitments And Contingencies [Line Items]
General Contractor Costs				$ 20,833
Annual Salary Providing Under Agreement		180,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			25.00%
Targeted Bonus Percentage Of Base Salary		25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						9 years 7 months 20 days
Area of Land	4,000
Description of Lessor Leasing Arrangements, Operating Leases	The lease commenced September 1, 2014 and expires December 1, 2017 and has two (2) one-year renewal options.
Accrued Rent	88,000
Operating Leases, Rent Expense					6,769
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 1.36	$ 1.47
Severance Costs					282,000
Vice President - Regulatory Affairs [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term							10 years
Vice President - Commercial Operations [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term							10 years
Chief Medical Officer and Vice President [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term							10 years
Chief Financial Officer [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term								10 years
Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Consulting Fees									400,000	20,000	50,000
Service Cost Paid Under Installment											4,167
Stock Option Entitled To Related Party											300,000
Stock Option Entitled To Related Party Purchase Price Per Share				$ 1.00							$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage											20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											4 years
Targeted Bonus Percentage Of Base Consulting Fees									50.00%
Consulting Fees Total									50,000
Technology Services Costs											50,000
Freiman [Member]
Contractual Commitments And Contingencies [Line Items]
Consulting Fees									20,000
Freiman And Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Consulting Fees										20,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period												400,000
Consulting Fees Reduced Amount										10,000
Share-based Compensation Arrangement by Share-based Payment Award, Description												options to purchase 400,000 shares of the Companys common stock for their roles as directors, Co-Chairmen of the Board and Co-Chief Executive Officers. Options to purchase 200,000 shares have an exercise price of $1.11 per share, or 110% of the Companys last trading price on July 23, 2014 and were fully vested upon grant. Options to purchase the remaining 200,000 shares have an exercise price of $2.22 per share based upon two times the exercise price of $1.11 per share and vest on a daily basis up to 25% per year through July 23, 2018
Employment Contracts [Member]
Contractual Commitments And Contingencies [Line Items]
Stock Option Entitled To Related Party Purchase Price Per Share						$ 1.00
Targeted Bonus Percentage Of Base Salary						50.00%
Employment Contracts [Member] | Vice President - Regulatory Affairs [Member]
Contractual Commitments And Contingencies [Line Items]
Employment contract Terms							1 Year
Employment Contracts [Member] | Vice President - Commercial Operations [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement							210,000
Targeted Bonus Percentage Of Base Salary							35.00%
Employment contract Terms							4 Years
Employment Contracts [Member] | Chief Medical Officer and Vice President [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement							210,000
Targeted Bonus Percentage Of Base Salary							35.00%
Employment contract Terms							4 Years
Employment Contracts [Member] | Chief Financial Officer [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement								240,000
Increasing Decrease In Annual Salary								275,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term											10 years
Employment Contracts [Member] | Chief Financial Officer [Member] | Scenario, Forecast [Member]
Contractual Commitments And Contingencies [Line Items]
Targeted Bonus Percentage Of Base Salary					50.00%
Employment Contracts [Member] | Qualifed Stock Option [Member]
Contractual Commitments And Contingencies [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Percentage						25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period						650,000
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Period						4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						10 years
Employment Contracts [Member] | Qualifed Stock Option [Member] | Vice President - Regulatory Affairs [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							5 years
Employment Contracts [Member] | Qualifed Stock Option [Member] | Vice President - Commercial Operations [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							5 years
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Percentage							20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price							1.76
Employment Contracts [Member] | Qualifed Stock Option [Member] | Chief Medical Officer and Vice President [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage							25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							4 years
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Percentage							25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							125,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price							1.76
Employment Contracts [Member] | Qualifed Stock Option [Member] | Chief Financial Officer [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								4 years
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Percentage								25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period								650,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price								1.00
Employment Contracts [Member] | Maximum [Member]
Contractual Commitments And Contingencies [Line Items]
Bonus						50,000
Employment Contracts [Member] | Maximum [Member] | Chief Financial Officer [Member] | Scenario, Forecast [Member]
Contractual Commitments And Contingencies [Line Items]
Bonus					50,000
Employment Contracts [Member] | Minimum [Member]
Contractual Commitments And Contingencies [Line Items]
Bonus						35,000
Employment Contracts [Member] | Minimum [Member] | Chief Financial Officer [Member]
Contractual Commitments And Contingencies [Line Items]
Bonus						35,000
Non-Qualified Stock Options [Member] | Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									250,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									$ 0.60
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									10 years
Non-Qualified Stock Options [Member] | Freiman [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									$ 0.60
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									10 years
Independent Contractor Agreement [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement													250,000
Annual Bonus Providing Under Agreement													50,000
Increasing Decrease In Annual Salary													300,000
Increasing Decrease In Annual bonus													100,000
Medical Cash Management Solutions, LLC [Member]
Contractual Commitments And Contingencies [Line Items]
Technology Services Costs														$ 20,000
Series A Preferred Stock [Member] | Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Stock Option Entitled To Related Party				1,000,000